STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Issuance Of Common Stock In February 2014		$ 2.75
Issuance Of Common Stock and Warrants In February 2015	$ 0.18
Issuance Of Common Stock In July And August 2015	0.30
Issuance Of Common Stock November 2015	0.30
Issuance Of Common Stock December 2015	$ 0.34